CoreFunds,Inc.
-------------------------------------------------------------------------------
                           FIDUCIARY TAX-FREE RESERVE
                               SEMI-ANNUAL REPORT
                                December 31, 1995
x

-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                             CoreFund Money Market Funds
December 31, 1995                                                   (Unaudited)



                                                                                          Par                 Value
Fiduciary Tax-Free Reserve                                                               (000)                (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.2%
   ALABAMA - 10.1%
   Alabama State Housing Finance Authority Revenue Bond
         5.250%, 01/07/96 (A) (B)(C)                                                    $ 2,400             $ 2,400
   Winfield, Alabama Industrial Development Authority Revenue
      Bond for Union Underwear Project
         5.250%, 01/07/96 (A) (B)(C)                                                      1,900               1,900
   Montgomery, Alabama TECP
         3.600%, 04/01/96 (C)                                                             2,760               2,760
         3.600%, 04/01/96 (C)                                                               700                 700
                                                                                                            -------
         Total Alabama                                                                                        7,760
                                                                                                            -------
   ALASKA - 1.6%
   Valdez, Alaska TECP
         3.750%, 01/31/96 (C)                                                               125                 125
         3.800%, 01/16/96 (C)                                                             1,100               1,100
                                                                                                            -------
         Total Alaska                                                                                         1,225
                                                                                                            -------
   COLORADO - 1.8%
   Moffat County, Colorado Pollution Control Revenue Bond
         4.650%, 01/07/96 (A) (B)(C)                                                      1,400               1,400
                                                                                                             -------
   CONNECTICUT - 3.1%
   Connecticut State Health and Educational Facilities Revenue
      Bond for Bridgeport Hospital Project
         5.050%, 01/07/96 (A) (B)(C)                                                      2,400               2,400
                                                                                                             -------
   FLORIDA - 7.5%
   Dade County, Florida Fixed Capital Asset Acquisition Revenue
      Bond, Ser 1990
         5.650%, 01/07/96 (A) (B)(C)                                                      1,400               1,400
   Florida Municipal Power TECP
         3.450%, 03/01/96 (C)                                                               750                 750
   Sunshine State Florida TECP
         3.600%, 02/12/96 (C)                                                             2,000               2,000
   Florida State Housing Finance Agency Revenue Bond for
      Huntington Project
         5.400%, 01/07/96 (A) (B)(C)                                                        200                 200
   Florida State Housing Finance Agency Revenue Bond for
      Carlton Project, Ser EEE
         5.350%, 01/07/96 (A) (B)(C)                                                      1,020               1,020

STATEMENT OF NET ASSETS (continued)                 CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)



                                                                                          Par                 Value
Fiduciary Tax-Free Reserve                                                               (000)                (000)
---------------------------------------------------------------------------------------------------------------------------
   Orange County, Florida Industrial Development Authority
      Revenue Bond for Orlando International Dr. Project
         4.000%, 01/03/96 (A) (B)(C)                                                    $   400             $   400
                                                                                                            -------
         Total Florida                                                                                        5,770
                                                                                                            -------
   HAWAII - 1.0%
   Hawaii State, Ser CD GO
         3.850%, 02/01/96                                                                   750                 750
                                                                                                            -------
   ILLINOIS - 6.7%
   Illinois State Development Finance Authority Revenue Bond for
      Illinois Power Company Project, Ser B
         5.000%, 01/07/96 (A) (B)(C)                                                      1,400               1,400
   Illinois State Health Facilities Authority Revenue Bond for
      Franciscan Village Project, Series A
         5.200%, 01/07/96 (A) (B)(C)                                                        300                 300
   Illinois State Toll Highway Authority Revenue Bond
         7.380%, 01/07/96 (A) (B)(C)                                                      2,000               2,040
   Lisle, Illinois Housing Authority Revenue Bond for
      Ashley of Lisle Project
         5.050%, 01/07/96 (A) (B)(C)                                                      1,400               1,400
                                                                                                            -------
         Total Illinois                                                                                       5,140
                                                                                                            -------
   INDIANA - 10.5%
   City of Mount Vernon, Indiana TECP
         3.750%, 02/07/96 (C)                                                               735                 735
   Sullivan, Indiana TECP
         3.700%, 01/12/96 (C)                                                               500                 500
         3.900%, 01/25/96 (C)                                                               950                 950
         3.650%, 01/11/96 (C)                                                               500                 500
         3.850%, 01/30/96 (C)                                                               455                 455
   Gary, Indiana Environmental Improvement Revenue Bond
      for U.S. Steel Project
         4.250%,01/15/96 (A) (B)(C)                                                         700                 700
   Jasper County, Indiana TECP
         3.700%, 02/09/96 (C)                                                               500                 500
         3.700%, 02/09/96 (C)                                                             1,000               1,000
         3.650%, 01/03/96 (C)                                                               700                 700
         3.650%, 03/28/96 (C)                                                             1,000               1,000
   Sullivan, Indiana TECP
         3.650%, 01/10/96 (C)                                                               200                 200

STATEMENT OF NET ASSETS                             CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)



                                                                                          Par                 Value
Fiduciary Tax-Free Reserve                                                               (000)                (000)
---------------------------------------------------------------------------------------------------------------------------
   Jasper County, Indiana TECP
         3.550%, 03/28/96 (C)                                                           $   400             $   400
   Sullivan, Indiana TECP
         3.700%, 02/22/96 (C)                                                               500                 500
                                                                                                            -------
         Total Indiana                                                                                        8,140
                                                                                                            -------
   KANSAS - 3.6%
   City of Burlington, Kansas TECP
         3.850%, 01/31/96 (C)                                                               800                 800
   Kansas City, Kansas Industrial Development Revenue Bond for
      PQ Corporation Project
         6.000%, 01/07/96 (A)(B)(C)                                                         100                 100
   City of Burlington, Kansas TECP
         3.850%, 01/30/96 (C)                                                             1,500               1,500
   Wichita, Kansas Health Facilities Revenue Bond for Wichita
      Health Systems Project, Ser XXV
         5.300%, 01/07/96 (A)(B)(C)                                                         400                 400
                                                                                                            -------
         Total Kansas                                                                                         2,800
                                                                                                            -------
   KENTUCKY - 3.9%
   Pendelton, Kentucky TECP
         3.900%, 01/12/96 (C)                                                             3,000               3,000
                                                                                                            -------
   Louisiana - 1.2%
   Parish of Saint Charles, Louisiana Pollution Control Revenue
      Bond for Shell Oil Company Project, Ser B
         5.950%, 01/03/96 (A)(B)(C)                                                         300                 100
   Jefferson Parish, Louisiana Industrial Revenue Bond for
      George J. Ackel, Sr. Project
         5.200%, 01/07/96 (A)(B)(C)                                                       1,000                 800
                                                                                                            -------
         Total Louisiana                                                                                        900
                                                                                                            -------
   MICHIGAN - 0.5%
   Delta County, Michigan Environmental Improvement Revenue
      Bond for Mead Escambia Paper Project, Ser C
         5.900%, 01/03/96 (A)(B)(C)                                                         400                 400
                                                                                                            -------
   MINNESOTA - 1.2%
   New Brighton, Minnesota Industrial Development Authority
      Revenue Bond for Unicare Nursing Homes Project
         5.200%, 01/07/96 (A)(B)(C)                                                         800                 800

STATEMENT OF NET ASSETS (continued)                 CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)



                                                                                          Par                 Value
Fiduciary Tax-Free Reserve                                                               (000)                (000)
---------------------------------------------------------------------------------------------------------------------------
   Saint Louis Park, Minnesota Industrial Development Authority
      revenue Bond for Unicare Home Project
         3.900%, 01/31/96 (A)(B)(C)                                                     $   100             $   100
                                                                                                            -------
         Total Minnesota                                                                                        900
                                                                                                            -------
   MISSISSIPPI - 2.6%
   Clairborne County, Mississippi TECP
         3.450%, 02/15/96 (C)                                                             2,000               2,000
                                                                                                            -------
   MONTANA - 4.9%
   Forsyth, Montana Pollution Control Revenue Bond
         4.900%, 01/07/96 (A)(B)(C)                                                       1,500               1,500
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project, Ser C
         4.900%, 01/07/96 (A)(B)(C)                                                       1,300               1,300
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project
         4.900%, 01/07/96 (A)(B)(C)                                                       1,000               1,000
                                                                                                            -------
         Total Montana                                                                                        3,800
                                                                                                            -------
   NEVADA - 2.9%
   Nevada State Housing Authority Revenue Bond for Multi-Unit
      Park Project, Ser A
         5.500%, 01/07/96 (A)(B)(C)                                                       2,200               2,200
                                                                                                            -------
   NEW HAMPSHIRE - 0.8%
   New Hampshire State Industrial Development Revenue Bond for
      Oerlikon-Burlhe Project
         3.750%, 01/31/96 (A)(B)(C)                                                         600                 600
                                                                                                            -------
   NORTH CAROLINA - 3.4%
   Wake County, North Carolina Industrial Development Authority
      Revenue Bond for Carolina Power & Light Project
         5.000%, 01/07/96 (A)(B)(C)                                                       2,600               2,600
                                                                                                            -------
   OHIO - 2.1%
   Evandale, Ohio Industrial Development Authority Revenue Bond
         5.250%, 01/07/96 (A)(B)(C)                                                       1,600               1,600
                                                                                                            -------
   OREGON - 0.1%
   Port of St. Helens, Portland, Oregon Pollution Control
      Revenue Bond
         5.950%, 01/31/96 (A)(B)(C)                                                     $   100             $   100
                                                                                                            -------

STATEMENT OF NET ASSETS                             CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)



                                                                                          Par                 Value
Fiduciary Tax-Free Reserve                                                               (000)                (000)
---------------------------------------------------------------------------------------------------------------------------
   PENNSYLVANIA - 13.5%
   Allegheny County, Pennsylvania Hospital Development Revenue
      Bond for Presbyterian University Hospital Project, Ser B3
         5.000%, 01/07/96 (A)(B)(C)                                                     $   700             $   700
   Beaver County, Pennsylvania TECP
         3.750%, 01/24/96 (C)                                                             2,200               2,200
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project, Ser B
         4.950%, 01/07/96 (A)(B)(C)                                                         100                 100
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project, Ser A
         4.950%, 01/07/96 (A)(B)(C)                                                       1,000               1,000
   Delaware County, Pennsylvania Industrial Development Authority
      Revenue Bond for Scott Paper Company Project, Ser A
         5.500%, 01/07/96 (A)(B)(C)                                                       1,100               1,100
   Montgomery County, Pennsylvania TECP
         3.350%,02/01/96 (C)                                                                300                 300
   Emmaus, Pennsylvania General Authority Revenue Bond, Ser B9
         5.550%, 01/07/96 (A)(B)(C)                                                       1,000               1,000
   Lehigh County, Pennsylvania Industrial Development Authority
      Revenue Bond for Allegheny Electric Project, Ser A
         5.250%, 01/07/96 (A)(B)(C)                                                         500                 500
   Washington County, Pennsylvania Industrial Development
      Authority Revenue Bond for Werrerau Finance Company Project
         5.250%, 01/07/96 (A)(B)(C)                                                       1,000               1,000
   Washington County, Pennsylvania Lease Revenue Bond
         5.350%, 01/07/96 (A)(B)(C)                                                       2,500               2,500
                                                                                                            -------
         Total Pennsylvania                                                                                  10,400
                                                                                                            -------
   RHODE ISLAND - 3.9%
   Rhode Island State TAN
         4.500%, 06/28/96 (C)                                                             3,000               3,013
                                                                                                            -------
   TENNESSE - 2.7%
   Metropolitan Government Nashville & Davidson County,
      Tennessee Water & Sewer Revenue Bond, Ser B
         8.630%, 01/03/96 (A)(B)(C)                                                       2,000               2,040
                                                                                                            -------
   TEXAS - 1.7%
   City of Brownsville, Texas TECP
         3.650%, 03/08/96 (C)                                                               500                 500
   Nueces County, Texas Health Facilities Authority Revenue Bond
      for Driscoll Children's Foundation Project
         5.200%, 01/07/96 (A)(B)(C)                                                         600                 600

STATEMENT OF NET ASSETS (continued)                  CoreFund Money Market Funds
--------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)



                                                                                          Par                 Value
Fiduciary Tax-Free Reserve                                                               (000)                (000)
---------------------------------------------------------------------------------------------------------------------------
   Grapevine, Texas Industrial Development Authority Revenue
      Bond, Ser B1
         6.000%, 01/07/96 (A)(B)(C)                                                     $   100             $   100
   Grapevine, Texas  Industrial Development Authority Revenue
      Bond for American Airlines Project, Ser  B3
         6.000%, 01/07/96 (A)(B)(C)                                                         100                 100
                                                                                                            -------
         Total Texas                                                                                          1,300
                                                                                                            -------
   VERMONT - 1.8%
   Vermont State Student Loan Revenue Bond, Student Loan
      Assistance Corporation Project
         3.750%, 01/31/96 (A)(B)(C)                                                       1,400               1,400
                                                                                                            -------
   VIRGINIA - 0.5%
   Virginia State Peninsula Port Authority Revenue Bond for
      Dominion Terminal Project, Ser 1987C
         5.900%, 01/03/96 (A)(B)(C)                                                         350                 350
                                                                                                            -------
   WEST VIRGINIA - 1.7%
   Putnam County, West Virginia  Industrial Development Authority
      Revenue Bond for FMC Corporation Project
         3.750%, 01/31/96 (A)(B)(C)                                                       1,300               1,300
                                                                                                            -------
   WYOMING - 3.9%
   Gillette County, Wyoming TECP
         3.550%, 02/13/96 (C)                                                             3,000               3,000
                                                                                                            -------
   TOTAL MUNICIPAL BONDS
      (Cost $76,288,420)                                                                                     76,288
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
   (Cost $76,288,420)                                                                                        76,288
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.8%                                                                             593
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                         $76,288
NET ASSETS:
   Portfolio Shares ($0.001 par value - 250 million authorized) based on
      76,584,160 outstanding shares                                                                          76,906
   Accumulated Net Realized Loss on Investments                                                                 (25)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                   $76,881
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE & REDEMPTION PRICE PER SHARE                                                                $ 1.00
---------------------------------------------------------------------------------------------------------------------------

TAN -- Tax Anticipation Note              TECP -- Tax Exempt  Commercial  Paper
(A)  Variable rate securities - the rate reflected  on the Statement of Net Assets is the rate in effect on December 31, 1996.
(B)  Put or Demand  features exist requiring the issuer to repurchase the instrument prior to maturity. The maturity date shown is the lessor of the put, demand or maturity date.
(C)  Securities are held in connection  with a letter of credit issued by a major commercial bank.

                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (000)                        CoreFund Money Market Funds
--------------------------------------------------------------------------------
For the six month period ended December 31, 1995
(Unaudited)




Fiduciary Tax-Free Reserve
-------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest                                                $1,478
                                                                 ------

EXPENSES:
      Investment advisory fees                                      197
      Waiver of investment advisory fees                           (197)
      Administrative fees                                            98
      Waiver of administrative fees                                 (55)
      Registration & filing fees                                      5
      Professional fees                                               6
      Pricing fees                                                    1
      Trustee fees                                                    3
      Insurance fees                                                  3
      Miscellaneous                                                   8
                                                                 -------

Total expenses                                                       69
                                                                 -------

NET INVESTMENT INCOME                                             1,409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,409
                                                                 ======

                 See accompanying notes to financial statements.

Statement of Changes in Net Assets (000)             CoreFund Money Market Funds
--------------------------------------------------------------------------------
For the six month period ended December 31, 1995
(Unaudited) and the year ended June 30, 1995



Fiduciary Tax-Free Reserve
---------------------------------------------------------------------------------------------------------------------------
                                                                                      07/01/95            07/01/94
                                                                                     TO 12/31/95         TO 06/31/95
                                                                                     -----------         -----------
Operations
      Net investment income                                                            $  1,409            $  2,856
      Net realized loss on securities sold                                                    0                  (7)
                                                                                       --------            --------
      Net increase in net assets resulting
         from operations                                                                 1,409                2,849
                                                                                      --------             --------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income                                                             (1,409)              (2,856)
      Net realized gains                                                                     0                   (3)
                                                                                      --------             --------
      Total dividends distributed                                                       (1,409)              (2,859)
                                                                                      --------             --------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                                       98,700              213,817
      Cost of shares redeemed                                                          (94,412)            (219,433)
                                                                                      --------             --------
      (Decrease) increase in net assets derived from
         capital share transactions                                                      4,288               (5,616)
                                                                                      --------             ---------
NET (DECREASE) INCREASE IN NET ASSETS:                                                   4,288               (5,626)
NET ASSETS:
      Beginning of period                                                               72,593               78,219
                                                                                      --------             --------
      End of period                                                                   $ 76,881             $ 72,593
                                                                                      ========             --------
SHARES ISSUED AND REDEEMED:
      Shares issued                                                                     98,700              213,817
      Shares redeemed
                                                                                      --------             --------
      (Decrease) increase in net shares derived from
         capital share transactions                                                      4,288               (5,616)
                                                                                      --------             --------
OUTSTANDING SHARES:
      Beginning of period                                                               72,618               78,234
                                                                                      --------             --------
      End of period                                                                     76,906               72,618
                                                                                      ========             ========

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)




Fiduciary Tax-Free Reserve
---------------------------------------------------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                                                                                                              Ratio of    Ratio of
                          Net                               Net               Net     Ratio       Ratio       Expenses   Net Income
                         Asset              Distributions  Asset            Assets      of        of Net     to Average  to Average
                         Value       Net       from Net    Value            End of   Expenses     Income     Net Assets  Net Assets
                       Beginning  Investment  Investment   End of   Total   Period  to Average   to Average  (Excluding  (Excluding
                       of Period    Income     Income     Period   Return    (000)  Net Assets   Net Assets   Waivers)    Waivers)
                       ---------  ----------  ----------  -------- ------   ------  ----------   ----------  ----------  ----------
For the six month
   period ended
   December 31, 1995**   $1.00       0.02      (0.02)      $1.00    1.82%*  $76,881    0.18%       3.58%        0.82%       2.94%

For the year ended
   June 30, 1995         $1.00       0.03      (0.03)      $1.00    3.41%   $72,593    0.19%       3.37%        0.83%       2.73%

For the year ended
   June 30, 1994         $1.00       0.02      (0.02)      $1.00    2.32%   $78,219    0.17%       2.29%        0.82%       1.64%

For the year ended
   June 30, 1993         $1.00       0.02      (0.02)      $1.00    2.48    $48,424    0.19%       2.45%        0.83%       1.81%

For the period ended
   June 30, 1992 (1)     $1.00       0.02      (0.02)      $1.00    1.50%*  $66,158    0.17%       3.00%        0.89%       2.28%



-------------------------
 *    Return is for the period indicated and has not been annualized.
**    Rates for the six month period ended December 31, 1995 have been annualized.
(1) The Fiduciary Tax-Free Reserve commenced operations on November 19, 1991. Ratios for this period have been annualized.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                       CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)






1.  ORGANIZATION

The CoreFund  Fiduciary  Tax-Free  Reserve is a Portfolio  offered by CoreFunds,
Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Portfolios (the "Portfolios"):

      EQUITY PORTFOLIOS:                             MONEY MARKET PORTFOLIOS:
      Growth Equity Fund                             Cash Reserve
      Value Equity Fund                              Treasury Reserve
      Equity Index Fund                              Tax-Free Reserve
      International Growth Fund                      Fiduciary Reserve
      Balanced Fund                                  Fiduciary Treasury Reserve
                                                     Fiduciary Tax-Free Reserve

      FIXED INCOME PORTFOLIOS:
      Government Income Fund
      Intermediate Bond Fund
      Intermediate Municipal Bond Fund
      Global Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Fiduciary Tax-Free Reserve Portfolio. The financial statements of the remaining Portfolios are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fiduciary Tax-Free Reserve.

Security Valuation -- Investment securities of the Fiduciary Tax-Free Reserve Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (continued)            CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)





Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Expenses -- Expenses that are directly related to the Portfolio are charged directly to that Portfolio. Other operating expenses of the Company are prorated to the Portfolio on the basis of relative net assets. Distributions to Shareholders -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Portfolio are distributed to its shareholders at least annually. Federal Income Taxes -- It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated March 25, 1991, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.50% on the average net assets of the Fiduciary Tax-Free Reserve Portfolio. For the year ended December 31, 1995, CoreStates
Advisers earned $196,520 in investment advisory fees, all of which was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.



CoreStates Bank also serves as Custodian to the Company. No fees are being paid to CoreStates Bank for such services.

4.  ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Corporation, acts as the Portfolio's Administrator. Under the terms of such agreement, SFM is entitled to receive an annual fee of 0.25% on the average daily net assets of the Fiduciary Tax-Free Reserve Portfolio. Such a fee is computed daily and paid monthly. For the year ended December 31, 1995, administrative fees totaled $98,260 of which $55,029 was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.

NOTES TO FINANCIAL STATEMENTS (continued)            CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)








Effective for the period July 1, 1995 to November 16, 1995, SEI Financial Management Corporation acted as the Transfer Agent of the Porfolio. Pursuant to a transfer agency agreement dated November 16, 1995, State Street Bank and Trust Company acts as the Portfolio's Transfer Agent. As such, State Street Bank and Trust Company provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Portfolio.

On November 2, 1992, SEI Financial Services Company ("SFS"), also a wholly-owned subsidiary of SEI Corporation, became the Portfolio's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Portfolio.

The Portfolio has paid legal fees to a law firm in which the secretary of the Company is a partner.

5. INVESTMENT COMPOSITION

The Portfolio invests in securities which include revenue and general obligation instruments.

At June 30,1995, the revenue sources by purpose were as follows:

                                                               % of Portfolio
                                                                 Investments
                                                               --------------
REVENUE INSTRUMENTS
         Education Bonds                                              5%
         Hospital & Health Care Bonds                                 7%
         Housing Bonds                                                9%
         Industrial Bonds                                            16%
         Other Bonds                                                  1%
         Pollution Control Bonds                                     12%
         Transportation Bonds                                         3%
         Utility Bonds                                                5%
TAX EXEMPT COMMERCIAL PAPER                                          37%
GENERAL OBLIGATIONS                                                   1%
TAX ANTICIPATION NOTES                                                4%
                                                                    ----
                                                                    100%
                                                                    ----
In addition, certain investments are covered by insurance issued by several private issuers who guarantee the payment of interest and principal at final maturity in the event of default. Such insurance, however does not guarantee the market value of the securities or the value of the Portfolio's shares.

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                                      Notes







13

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This report and the financial  statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.